SEGMENTED INFORMATION - Disclosure of detailed information of geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of geographical areas [line items]
Loss and comprehensive loss for the year	$ 59,932	$ 44,667
Taxes receivable	12,198	4,975	$ 2,843
Deposits	73	72	52
Mineral property, plant, and equipment	39,009	6,380	$ 4,758
Canada [Member]
Disclosure of geographical areas [line items]
Loss and comprehensive loss for the year	5,315	2,345
Taxes receivable	0	0
Deposits	73	72
Mineral property, plant, and equipment	292	412
Mexico [Member]
Disclosure of geographical areas [line items]
Loss and comprehensive loss for the year	54,617	42,322
Taxes receivable	12,198	4,975
Deposits	0	0
Mineral property, plant, and equipment	$ 38,717	$ 5,968